Other Revenues	12 Months Ended
Dec. 31, 2015
Other Revenues [Text Block]

OTHER REVENUES

Other revenues consist of the following:

	2015	2014	2013
Licenses and others	35	533	15
Total	35	533	15

In 2015, 2014 and 2013, other revenues mainly consist of sales of a license to Theraclion.